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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21786

ING Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices)      (Zip code)

Hvey P. Falqoot, Jr., 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       February 28

Date of reporting period:      August 31, 2006

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

August 31, 2006

ING Global Advantage and
Premium Opportunity Fund

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder,

The ING Global Advantage and Premium Opportunity Fund (the “Fund”) is a diversified, closed-end investment company traded on the New York Stock Exchange under the symbol “IGA.” The primary objective of the Fund is to provide a high level of income, with a secondary objective of capital appreciation.

The Fund seeks to achieve its investment objectives by investing at least 80% of its managed assets in a diversified global equity portfolio. It looks to earn additional income through a strategy of writing index call options.

I am very pleased to report that for the six months ended August 31, 2006, the Fund continued to provide you with attractive monthly distributions generated by its global-equity strategy coupled with its index call writing strategy.

Based on its share price as of August 31, 2006, the Fund provided a six-month total return of 11.93%.1 This return reflects an increase in its share price from $18.61 on February 28, 2006, to $19.85 on August 31, 2006, plus the reinvestment of $0.93 per share in distributions. Based on net asset value (NAV), the Fund had a total return of 5.30% for the six-month period.2 During the period, the Fund made two quarterly distributions of $0.465 per share. As of August 31, 2006, the Fund had 18,076,478 shares outstanding. For more information on your Fund’s performance, please read the Market Perspective, and Portfolio Managers’ Report.

At ING Investments, LLC our mission is to set the standard in helping our clients manage their financial future. We seek to assist you and your financial advisor by offering a range of global investment solutions. We invite you to visit our website at www.ingfunds.com. Here you will find our products and services, including current market data and fund statistics on our open-and closed-end funds.

ING Investments, LLC continues to offer a broad variety of equity, fixed income and multi-asset funds that aim to fulfill particular investor needs. We have a broad range of global and international solutions both traditional and structured. We thank you for trusting ING Investments, LLC with your investment assets, and we look forward to serving you in the months and years ahead.

Sincerely,

James M. Hennessy
President
ING Funds
October 4, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

1   Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

2   Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

MARKET PERSPECTIVE:      SIX MONTHS ENDED AUGUST 31, 2006

In our last report, we noted that global equities had achieved little after early January. They resumed their rise in March however, giving investors the best first calendar quarter since 1998. But this was undone early in May as fears began to grip markets that zealous, inflation fighting central bankers would raise interest rates by more than enough to choke off the global growth enjoyed in recent years. Only after Federal Reserve Board (the “Fed”) inaction on August 8 did markets recover to register a positive result for the six months ended August 31, 2006. The Morgan Stanley Capital International (“MSCI”) World® Index(1) in dollars, including net reinvested dividends gained 4.97%. But more than half of this arose from currency fluctuations. The dollar fell back against the European units on perceptions that the gap between U.S. and European interest rates would soon fall. The dollar slid 7.0% and 7.9% against the euro and the pound, respectively, but after an initial drop, added 1.4% against the yen.

For most investors worldwide, not just those in U.S. fixed income securities, a key issue was when would the Fed stop raising the federal funds rate. In January 2006, Dr. Ben Bernanke replaced Alan Greenspan as Federal Reserve Chairman. The Federal Open Market Committee (the “FOMC”) had raised rates in May for the sixteenth time since June 2004. But hints about a pause after May had emerged. Meanwhile, the price of oil and other commodities, and stock markets, had been making new records. The combination of inflationary pressures and the Fed apparently about to go on hold got commentators wondering, out loud and in print, if Mr. Bernanke was just a little bit soft on inflation.

To re-establish his inflation fighting credentials, every single member of the FOMC over the next few weeks made a point of stressing in public that inflation was the prime concern. Investors feared that with all this tough talk the FOMC would now have to keep raising rates, even as the economy was obviously cooling. So the seventeenth interest rate increase to 5.25% on June 29, surprised no one. By then, every yield on the Treasury curve was below the Federal Funds rate: the market’s vote that the FOMC had already gone too far.

Not everyone was convinced that the FOMC was finally done and the doubts intensified when renewed conflict in the Middle East sent the price of a barrel of oil to another all-time record on July 14. But the flow of data, especially on housing, pointed almost without exception to a slowing economy. At the August 8 meeting, the FOMC did indeed pause on the basis of the 17 prior increases and “other factors restraining aggregate demand”. By August 31, those factors were plain for all to see. For the six months ended August 31, 2006, the yield on the ten-year Treasury note/bond rose by 18 basis points (“bps”) to 4.73%, and the three month Treasury Bill rose by 40bps to 4.91%. The month-end gap between three-month and ten-year yields had not been higher since December 2000.

U.S. equities in the form of the Standard and Poor’s 500® Composite Stock Price (“S&P 500®”) Index(2), rose 2.8% including dividends, and traded at a P/E ratio of 14.8 times earnings for the current fiscal year. Stocks were then actually cheaper than the preceding year, as profits had grown faster than prices. Second quarter profits registered double-digit year-over-year growth for the twelfth straight quarter. But investors seemed only to have eyes for interest rates. They were encouraged through early May 2006 when an early end to the tightening cycle seemed to be at hand. The S&P 500® Index even reached a five-year high on May 5. But these hopes were soon dashed by the hawkish FOMC rhetoric. By August 8, the S&P 500® Index was just 5bps higher than at February 28. However, the Fed’s pause at that point, plus subsequent evidence that it was probably justified, let relieved investors push stock prices up again.

In international markets, based on MSCI local currency indices, the pattern of results resembled that in the U.S. In Japan an early rally stalled, then resumed as it became clear the economy was on a sustainable growth path and deflation was a thing of the past. On May 8, the market was up 6.5% since February 28. But from there, stocks slumped on U.S. interest rate fears combined with signals from the Bank of Japan, followed by the fact on July 14, local interest rates would rise for the first time in six years. The market had fallen 15.6% by July 18, but positive, albeit cooler, economic data continued to emerge encouraging markets to recover and score a gain for the six months, of 1bp In the same period, European ex UK markets added 3.2%. They peaked on May 9, initially supported by widespread merger and acquisition activity and improving conditions. But events in the U.S. and two 25bps increases in euro interest rates as inflation remained stubbornly above 2%, sent stocks down 13.1% before surprisingly good gross domestic product growth and that FOMC pause allowed markets to bounce back. By May 9,

MARKET PERSPECTIVE:      SIX MONTHS ENDED AUGUST 31, 2006

UK equities were up 6.4%, near their highs since February 28, boosted by acquisition-prone financials and the large energy and materials sectors, as commodity prices surged. The reversal in these prices and interest rate concerns dragged the market down 9.3% by mid June, before better economic news, resurgent energy and what the FOMC didn’t do on August 8, let stocks claw back a 4.1% gain for the six months ended August 31, 2006.

(1) The Morgan Stanley Capital International World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2) The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the ING Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING GLOBAL ADVANTAGE AND
PREMIUM OPPORTUNITY FUND
PORTFOLIO MANAGERS’ REPORT

The ING Global Advantage and Premium Opportunity Fund’s (the “Fund”) primary investment objective is to provide a high level of income. Capital appreciation is a secondary investment objective. The Fund seeks to achieve its investment objectives by:

•	investing at least 80% of its managed assets in a diversified global equity portfolio.

•	utilizing an integrating option writing strategy.

The Fund is managed by Omar Aguilar, Mary Ann Fernandez, Paul Zemsky, Ernie Tang, Carl Ghielen, Martin Jansen, Bas Peeters, and Frank Van Etten, Portfolio Managers, ING Investment Management Co. — the Sub-Adviser.

Portfolio Construction: Under normal market conditions, the Fund will invest in a diversified portfolio of common stocks of companies located in a number of different countries throughout the world, normally in approximately 550 common stocks, seeking to reduce the Fund’s exposure to individual stock risk. The Fund normally expects to invest across a broad range of countries, industries and market sectors, including investments in issuers located in countries with emerging markets.

The Fund’s weighting between U.S. and international equities will depend on the Sub-Adviser’s ongoing assessment of market opportunities for the Fund. Under normal market conditions, the Fund will seek to maintain a target weighting of 60% in U.S. domestic common stocks and not less than 40% in international (ex-U.S.) common stocks.

Country Allocation

as of August 31, 2006
(as a percent of net assets)

United States	56.9%

Japan	10.3%

United Kingdom	9.1%

France	3.9%

Netherlands	3.0%

Switzerland	3.0%

Germany	2.9%

Australia	2.2%

Italy	1.7%

Spain	1.6%

Sweden	1.0%

0.5% – 0.8% Countries(1)	3.2%

0.3% – 0.5% Countries(2)	1.5%

<0.3% Countries(3)	0.3%

Other Assets and Liabilities, Net*	(0.6)%

Total Assets	100.0%

(1)	Includes five countries, which each represents 0.5% – 0.8% of net assets.
(2)	Includes five countries, which each represents 0.3% – 0.5% of net assets.
(3)	Includes four countries, which each represents <0.3% of net assets.
*	Includes short-term investments related to repurchase agreement.

Portfolio holdings are subject to change daily.

The Fund’s Integrated Option Strategy: The option strategy of the Fund is designed to generate premiums by writing (selling) index call options on selected indices in an amount equal to 60% to 100% of the value of the Fund’s holdings in common stocks.

Writing index call options involves granting the buyer the right to appreciation of the value of an index above at a particular price (the “strike price”) at a particular time. If the purchaser exercises a index call option sold by the Fund, or the Fund will pay the purchaser the difference between the cash value of the index and the strike price of the option.

The Fund seeks to generate income and gains from its portfolio index call option strategy and, to a lesser extent, income from dividends on the common stocks held in the Fund’s portfolio. The extent of index call option writing activity depends upon market conditions and the Sub-Adviser’s ongoing assessment of the attractiveness of writing index call options on selected indices. Index call options are primarily be written in over-the-counter markets with major international banks, broker-dealers and financial institutions. The Fund may also write call options in exchange-listed option markets.

Top Ten Industries
as of August 31, 2006
(as a percent of net assets)

Banks	11.2%

Oil & Gas	9.0%

Telecommunications	6.5%

Diversified Financial Services	6.1%

Pharmaceuticals	6.1%

Retail	5.9%

Insurance	5.5%

Electric	3.7%

Beverages	2.9%

Miscellaneous Manufacturing	2.9%

Portfolio holdings are subject to change daily.

ING GLOBAL ADVANTAGE AND
PREMIUM OPPORTUNITY FUND (IGA)
PORTFOLIO MANAGERS’ REPORT

The Fund sells call options that are generally short-term (between 10 days and three months until expiration) and at- or near-the-money. The Fund typically maintains its covered call positions until expiration, but it retains the option to buy back the covered call options and sell new covered call options.

The Fund may, and during the period has, hedged the vast majority of its foreign currency exposure by selling forward against the U.S. dollar various currencies in which its equity holdings are denominated, including the Australian Dollar, the Swiss Franc, the Euro, the Great British Pound Sterling and the Japanese Yen.

Performance: Based on its share price as of August 31, 2006, the Fund provided a six-month total return of 11.93%. This return reflects an increase in its share price from $18.61 on February 28, 2006, to $19.85 on August 31, 2006, plus the reinvestment of $0.93 per share in distributions. Based on net asset value (NAV), the Fund had a total return of 5.30% for the six-month period. The Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®), the Morgan Stanley Capital International — Europe, Australasia and Far East Index (“MSCI EAFE® Index”) and the Chicago Board Options Exchange BuyWrite Monthly Index returned 2.79%, 7.94% and 4.63% respectively, for the same period. During the period, the Fund made two quarterly distributions of $0.465 per share. As of August 31, 2006, the Fund had 18,076,478 shares outstanding.

Market and Portfolio Review: Global financial markets performed well over the six-month period ending August 31, 2006.

The beginning of the reporting period saw a decline in global markets and a move to safety and stability. Two consecutive disappointing U.S. inflation numbers triggered a sell-off in global equity markets. A decelerating U.S. housing market and comments by U.S. Federal Reserve Chairman, Dr. Ben Bernanke, about the need to be vigilant against inflation, prompted a sharp increase in the market’s expectations for U.S. interest rates. This in turn raised fears that global economic growth could be stifled by rising rates. Even positive corporate news and merger and acquisition activity could not take away interest rate concerns. The Fed raised the overnight rate to 5.25% at its June 29 meeting, but the committee introduced some “dovish” language that might be interpreted as more cautious on the economic picture. Against this backdrop, markets saw an unwinding of risk appetite and investors preferred the more stable markets of the United States and Europe to the higher-risk emerging markets. They favored defensive sectors such as utilities, telecoms and consumer staples while moving away from information technology, industrials and consumer discretionary.

Towards the end of the reporting period, lower-than-expected inflation numbers buoyed investor sentiment, as many saw it as a sign that the U.S. Federal Reserve Board (“the Fed”) was close to ending its current monetary tightening cycle. Strong earnings reports by U.S. companies through the period and increased merger and acquisition activity were also received positively.

While the Fund’s relatively neutral sector and country allocation added no value in the international portion of the portfolio, security selection benefited the Fund. The telecommunications and industrials sector holdings outperformed their sector position while an underweight position in the financials sector hurt the Fund relative to the MSCI EAFE® Index.

The domestic U.S. portion of the Fund outperformed the S&P 500® Index. Security selection was the main driver of performance, with selection in telecom technology and utilities helping the Fund. By contrast, positions in health care and consumer discretionary acted as a drag. While an overweight position in consumer staples and an underweight position in industrials benefited the Fund, an overweight position in consumer discretionary and an underweight position in utilities detracted from results.

The major currency markets strengthened against the U.S. dollar during the first part of the reporting period on concerns about the future direction of U.S. interest rates and global imbalances. While our currency hedge acted as a drag during this period, it helped the Fund in the second half of the period.

During the reporting period, call options were written on the S&P 500® Index, the Financial Times Stock Exchange 100 Index (“FTSE 100”), the Dow Jones Euro Stoxx 50 (Price) Index (“EuroStoxx50”) and the Nikkei All Stock Index (“Nikkei”). The option portfolio consists of a basket of short-dated index options with a low-tracking

ING GLOBAL ADVANTAGE AND
PREMIUM OPPORTUNITY FUND (IGA)
PORTFOLIO MANAGERS’ REPORT

error to the Fund’s equity portfolio. The actual composition of the basket may be adjusted to capitalize on the relative attractiveness of volatility premiums and market trading opportunities. Over the reporting period, call options were written on approximately 67% of the Fund’s assets.

As a result of the general market decline in May and June, the majority of the Fund’s written call options expired out-of-the-money. The Fund realized a short-term gain on these positions, partially offsetting the decline in vale of the Fund’s equity portfolio. As global equity markets recovered in July and August, the calls written by the Fund expired in-the-money. Rising implied volatility over the period also resulted in higher option premiums. In August, the Fund’s coverage ratio was lowered from approximately 70% to 65% of the value of the Fund’s equity portfolio. The strikes of the traded options were close to the money, with average maturity between four and six weeks.

Outlook and Current Strategy: The underlying U.S. and EAFE strategies seek to reward investors with sector- and country-diversification that is close to the S&P 500® and MSCI EAFE® indices, while seeking outperformance through portfolio construction techniques.

If the market falls or moves sideways, the premiums generated from our call-writing strategies, dividends and our disciplined equity strategies may make up an important part of the Fund’s total return. In the case of a strong market rally, the strategy may generate an absolute positive return; however, the upside may be limited as call options will likely be exercised.

After a spike in June, equity option volatility levels gradually decreased and reverted to their lows at the end of July. For the coming months we expect these concerns to continue, implying volatility could move higher. Risk premiums should, under this scenario, remain attractive.

STATEMENT OF ASSETS AND LIABILITIES AS OF AUGUST 31, 2006 (UNAUDITED)

ASSETS:
Investments in securities at value*	$369,579,348
Repurchase agreement	932,000
Cash	1,407,351
Cash collateral for futures	31,500
Foreign currencies at value**	35,625

Receivables:
Investment securities sold	3,219,689
Dividends and interest	1,003,924
Variation margin	250
Unrealized appreciation on forward currency contracts	318,470
Prepaid expenses	465

Total assets	376,528,622

LIABILITIES:
Payable for investment securities purchased	3,975,638
Unrealized depreciation on forward currency contracts	449,272
Payable to affiliates	141,111
Payable for trustee fees	11,006
Other accrued expenses and liabilities	189,543
Options written (premium received $3,974,597)	4,705,747

Total liabilities	9,472,317

NET ASSETS (equivalent to $20.31 per share on 18,076,478 shares outstanding)	$367,056,305

NET ASSETS WERE COMPRISED OF:
Paid-in capital — shares of beneficial interest at $0.01 par value (unlimited shares authorized)	$344,567,285
Undistributed net investment income	4,260,831
Distributions in excess of net realized gains on investments, foreign currency related transactions and options	(6,831,052)
Net unrealized appreciation on investments, foreign currency related transactions and options	25,059,241

NET ASSETS	$367,056,305

* Cost of investments in securities	$343,664,810
** Cost of foreign currencies	$35,675

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED AUGUST 31, 2006 (UNAUDITED)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,080,716
Interest	85,714

Total investment income	5,166,430

EXPENSES:
Investment management fees	1,363,823
Transfer agent fees	10,811
Administrative service fees	181,842
Shareholder reporting expense	29,583
Professional fees	38,801
Custody and accounting fees	74,651
Trustee fees	9,532
Miscellaneous expense	13,478

Total expenses	1,722,521

Net investment income	3,443,909

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, FUTURES AND OPTIONS:

Net realized gain (loss) on:
Investments	11,765,163
Foreign currency related transactions	(7,158,187)
Futures and options written	8,003,026

Net realized gain on investments, foreign currency related transactions, futures and options	12,610,002

Net change in unrealized appreciation or depreciation on:
Investments	3,107,258
Foreign currency related transactions	705,428
Futures and options written	(1,826,930)

Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions, futures and options	1,985,756

Net realized and unrealized gain on investments, foreign currency related transactions, futures and options	14,595,758

Increase in net assets resulting from operations	$18,039,667

* Foreign taxes withheld	$283,712

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months	October 31,
	Ended	2005(1) to
	August 31,	February 28,
	2006	2006

FROM OPERATIONS:
Net investment income	$3,443,909	$1,002,354
Net realized gain (loss) on investments, foreign currency related transactions and options	12,610,002	(36,811)
Net change in unrealized appreciation or depreciation on investments, foreign currency related transactions and options	1,985,756	23,073,485

Net increase in net assets resulting from operations	18,039,667	24,039,028

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(812,038)	(2,798,525)
Net realized gains	(15,979,112)	—

Total distributions	(16,791,150)	(2,798,525)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	344,033,000 (2)
Dividends reinvested	434,285	—

Net increase in net assets resulting from capital share transactions	434,285	344,033,000

Net increase in net assets	1,682,802	365,273,503

NET ASSETS:
Beginning of period	365,373,503	100,000

End of period	$367,056,305	$365,373,503

Undistributed net investment income (accumulated net investment loss) at end of period	$4,260,831	$1,628,960

(1)	Commencement of operations

(2)	Proceeds from sale of shares net of sales load of $16,245,000 and offering costs of $722,000

See Accompanying Notes to Financial Statements

ING GLOBAL ADVANTAGE AND
PREMIUM OPPORTUNITY FUND (UNAUDITED)
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months	October 31,
	Ended	2005(1) to
	August 31,	February 28,
	2006	2006

Per Share Operating Performance:
Net asset value, beginning of period	$20.24	19.06 (2)

Income from investment operations:
Net investment income	$0.19	0.06 *
Net realized and unrealized gain on investments	$0.81	1.28
Total from investment operations	$1.00	1.34

Less distributions from:
Net investment income	$0.04	0.16
Net realized gains	$0.89	—
Total distributions	$0.93	0.16
Net asset value, end of period	$20.31	20.24
Market value, end of period	$19.85	18.61

Total investment return at net asset value(3)%	5.30	7.08

Total investment return at market value(4)%	11.93	(6.17)

Ratios and Supplemental Data:
Net assets, end of period (millions)	$367	365

Ratios to average net assets:
Net expenses after expense reimbursement(5)(6)%	0.95	1.00
Gross expenses prior to expense reimbursement(5)%	0.95	1.06
Net investment income after expense reimbursement (5)(6)%	1.89	0.86
Portfolio turnover rate %	61	41

(1) Commencement of operations.

(2) Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share and offering costs of $0.04 per share paid by the shareholder from the $20.00 offering price.

(3) Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

(4) Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(5) Annualized for periods less than one year.

(6) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*  Per share data calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2006 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING Global Advantage and Premium Opportunity Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is organized as a Delaware statutory trust. The primary investment objective for the Fund is to provide a high level of income. Capital appreciation is a secondary investment objective. The Fund seeks to achieve its investment objectives by investing in a portfolio of global common stocks and utilizing an integrated options writing strategy.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.	Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Fund’s valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of the Fund’s Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options that are traded over-the-counter will be valued using one of three methods: (1) dealer quotes, (2) industry models with objective inputs, or (3) by using a benchmark arrived at by comparing prior-day dealer quotes with the corresponding change in the underlying security. Exchange traded options will be valued using the last reported sale. If no last sale is reported, exchange traded options will be valued using an industry accepted model such as “Black Scholes.” Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of over-the-counter options.

B.	Security Transactions and Revenue Recognition. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date, or in the case of some foreign dividends, when the information becomes available to the Fund.

C.	Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.	Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet in terms of their contracts and from movement in currency and securities values and interest rates.

E.	Distributions to Shareholders. Dividends from net investment income and net realized gains, if any, are declared and paid quarterly by the Fund. Distributions are determined annually in accordance with federal tax principles, which may differ from U.S. generally accepted accounting principles for investment companies. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date.

The Fund intends to make regular quarterly distributions based on the past and projected performance of the Fund. The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written on its portfolio versus gains or losses on the equity securities in the portfolio. The Fund’s distributions will normally reflect past and projected net investment income, and may include income from dividends and interest, capital gains and/or a return of capital. The final composition of the tax characteristics of the distributions cannot by determined with certainty until after the end of the year, and will be reported to shareholders at that time. The amount of quarterly distributions will vary, depending on a number of factors. As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will be able to declare a dividend in each period. The Fund estimates that all prior distributions for the tax year commencing on January 1, 2006, will be comprised of approximately 5% net investment income and 95% short term capital gain.

F.	Federal Income Taxes. It is the policy of the Fund to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.	Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

H.	Securities Lending. Under an agreement with The Bank of New York (“BNY”) the Fund has the option to temporarily loan up to 30% of its managed assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Fund has the right to use collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Fund.

I.	Organization Expenses and Offering Costs. Costs incurred with the offering of common shares were recorded as a reduction of capital paid in excess of par applicable to common shares. Organization expenses are expensed as incurred.

J.	Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

K.	Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Fund will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, is the Investment Adviser of the Fund. The Fund pays an Investment Adviser for its services under the investment management agreement (“Management Agreement”), a fee, payable monthly, based on an annual rate of 0.75% of the Fund’s average daily managed assets. For the purposes of the Management Agreement, managed assets are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2006, there were no preferred shares outstanding.

The Investment Adviser entered into a sub-advisory agreement (“Sub-Advisory Agreement”) with ING Investment Management Co. (“ING IM”). Subject to policies as the Board or the Investment Adviser might determine, ING IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

ING Funds Services, LLC (the “Administrator”) serves as Administrator to the Fund. The Fund pays the Administrator for its services a fee based on an annual rate of 0.10% of the Fund’s average daily managed

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2006 (UNAUDITED) (CONTINUED)

assets. The Investment Adviser, ING IM, and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, leverage expenses, and extraordinary expenses to 1.00% of average net assets. The Investment Adviser may at a later day recoup from the Fund fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Fund’s expense ratio does not exceed the percentage described above. The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination within 90 days of the end of the then current term.

NOTE 4 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At August 31, 2006, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued
Investment	Accrued
Management	Administrative
Fees	Fees	Total

$110,346	$30,765	$141,111

The Fund has adopted a Retirement Policy covering all Independent Trustees of the Fund who will have served as an Independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement and are recorded as trustee fees in the financial statements.

NOTE 5 — PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales of investments for the six months ended August 31, 2006, excluding short-term securities, were $221,434,383 and $233,861,884, respectively.

NOTE 6 — CALL OPTIONS WRITTEN

Written option activity for the Fund for the six months ended August 31, 2006 was as follows:

	Number of	Premiums
	Contracts	Received

Options outstanding at February 28, 2006	2,242,544	$4,359,982
Options written	1,805,495	25,643,284
Options expired	(2,732,850)	(8,954,145)
Options exercised	(958,189)	(17,074,524)

Options outstanding at August 31, 2006	357,000	$3,974,597

NOTE 7 — CONCENTRATION OF INVESTMENT RISKS

Foreign Securities and Emerging Markets. The Fund makes significant investments in foreign securities and may invest up to 20% of its managed assets in securities issued by companies located in countries with emerging markets. Investments in foreign securities may entail risks not present in domestic investments. Since investments in securities are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as from movements in currency, security value and interest rate, all of which could affect the market and/or credit risk of the investments. The risks of investing in foreign securities can be intensified in the case of investments in issuers located in countries with emerging markets.

Leverage. Although the Fund has no current intention to do so, the Fund is authorized to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy will be successful during any period in which it is employed.

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2006 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES

Transaction in capital shares and dollars were as follows:

	Six Months	October 31,
	Ended	2005(1) to
	August 31,	February 28,
	2006	2006

Number of Shares
Shares sold	—	18,050,000
Dividends reinvested	21,478	—

Net increase in shares outstanding	21,478	18,050,000

Shares sold	$—	$344,033,000
Dividends reinvested	434,285	—

Net increase	$434,285	$344,033,000

(1)	Commencement of operations.

(2)	Proceeds from sales of shares net of sales load paid of $16,245,000 and offering costs of $722,000.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows(1):

Six Months Ended	October 31, 2005(1)
August 31, 2006	to February 28, 2006

Ordinary	Ordinary
Income	Income

$16,791,150	$2,798,525

(1)	Composition of dividends and distributions presented herein differ from final amounts based on the Fund’s tax year-end of December 31, 2005.

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of the tax year ended December 31, 2005 were:

Post-October
Undistributed	Undistributed	Unrealized	Capital	Capital
Ordinary	Long Term	Appreciation/	Losses	Loss
Income	Capital Gains	Depreciation	Deferred	Carryforwards

$812,038	$ —	$23,302,192	$(4,803,692)	$ —

NOTE 10 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date.

On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157 (“SFAS No. 157”), Fair Value Measurements. The new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. SFAS No. 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date ( an exit price). SFAS No. 157 also stipulates that, as a market-based measurement, fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability, and establishes a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of August 31, 2006, the Fund is currently

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2006 (UNAUDITED) (CONTINUED)

NOTE 10 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

assessing the impact, if any, that will result from adopting Fin 48 and SFAS No. 157.

NOTE 11 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004, ING Investments reported to the Boards of Directors/ Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep, including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

ING Investments has advised the Boards that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Boards that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•	Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•	ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•	In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2006 (UNAUDITED) (CONTINUED)

NOTE 11 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s website at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•	ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. ING Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•	ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•	The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•	ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•	ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

Other Regulatory Matters

The New York Attorney General (the “NYAG”) and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of ING Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the “NH Bureau”) concerning their administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of ING Investments entered into an assurance of discontinuance with the NYAG (the “NYAG Agreement”) regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust (“NYSUT”) and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of ING Investments, without admitting or denying the NYAG’s findings, will distribute $30 million to NYSUT members, and/or former NYSUT

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2006 (UNAUDITED) (CONTINUED)

NOTE 11 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

members, who participated in the NYSUT-endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG’s office to develop a one-page disclosure that will further improve transparency and disclosure regarding retirement product fees (the “One-Page Disclosure”). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One-Page Disclosure.

In addition, on the same date, these affiliates of ING Investments entered into a consent agreement with the NH Bureau (the “NH Agreement”) to resolve this petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of ING Investments, without admitting or denying the NH Bureau’s claims, have agreed to pay $3 million to resolve the matter, and for a five year period to provide their retirement product customers with the One-Page Disclosure described above.

Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to August 31, 2006, the Fund declared a quarterly distribution dividend of:

Per Share	Declaration	Payable	Record
Amount	Date	Date	Date

$0.465	9/22/2006	10/16/2006	10/04/2006

To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates (“ING Money Market Funds”). The Fund’s purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund’s Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund’s investment into the ING Money Market Fund.

PORTFOLIO OF INVESTMENTS
ING GLOBAL ADVANTAGE AND
PREMIUM OPPORTUNITY FUND
AS OF AUGUST 31, 2006 (UNAUDITED)

Shares			Value

COMMON STOCK: 100.0%
		Australia: 2.2%
36,751		ABC Learning Centres Ltd.	$181,730
106,916		Amcor Ltd.	547,429
9,303		Australian Gas Light Co., Ltd.	143,092
9,737		BHP Billiton Ltd.	205,100
173,048		BlueScope Steel Ltd.	895,593
23,598		Boral Ltd.	122,239
17,431		Brambles Industries Ltd.	158,705
159,612		Centro Properties Group	932,600
40,019		Coles Myer Ltd.	427,138
31,777		Commonwealth Bank of Australia	1,107,402
3,053		CSL Ltd.	118,239
78,195		CSR Ltd.	187,664
52,097		Foster’s Group Ltd.	236,497
112,542		Insurance Australia Group Ltd.	460,782
31,730		John Fairfax Holdings Ltd.	97,601
20,843		Macquarie Airports Management Ltd.	47,325
35,968		National Australia Bank Ltd.	994,902
14,524		OneSteel Ltd.	47,134
93,855		Qantas Airways Ltd.	246,101
41,267		Santos Ltd.	352,567
32,994		Suncorp-Metway Ltd.	515,660
55,647		Symbion Health Ltd.	137,750
33,577		Telstra Corp., Ltd.	92,318

			8,255,568

		Austria: 0.3%
1,104		Boehler-Uddeholm AG	59,402
3,647		Erste Bank der Oesterreichischen Sparkassen AG	220,591
14,835	@	IMMOFINANZ Immobilien Anlagen AG	171,914
2,366		OMV AG	126,284
5,188		Telekom Austria AG	127,260
1,130		Verbund — Oesterreichische Elektrizitaetswirtschafts AG	56,910
1,876		Voestalpine AG	71,079
2,242		Wienerberger AG	107,587

			941,027

		Belgium: 0.5%
3,461		Belgacom SA	122,153
1,350		Delhaize Group	102,755
23,497		Fortis	914,956
2,746		InBev NV	142,495
4,251		KBC Groep NV	457,838
1,324		Solvay SA	160,252
1,170		UCB SA	68,583

			1,969,032

		Bermuda: 0.1%
4,350		Frontline Ltd.	177,866

			177,866

		China: 0.0%
38,000	@	Foxconn International Holdings Ltd.	100,332

			100,332

		Denmark: 0.3%
22		AP Moller — Maersk A/S	183,239
7,900		Danske Bank A/S	303,843
2,325		East Asiatic Co., Ltd. A/S	99,495
1,139		FLSmidth & Co. A/S	49,325
3,550		Novo-Nordisk A/S	262,202
500	@	Topdanmark A/S	71,623
3,800	@	Vestas Wind Systems A/S	106,434
1,400	@	William Demant Holding	103,476

			1,179,637

		Developed Markets: 0.8%
44,800		iShares MSCI EAFE® Index Fund	3,028,480

			3,028,480

		Finland: 0.7%
5,420		Cargotec Corp.	235,266
2,250		Elisa OYJ	45,644
5,400		Fortum OYJ	145,107
1,300		Kesko OYJ	55,062
4,450		Neste Oil OYJ	139,846
58,450		Nokia OYJ	1,221,672
2,100	@	Orion OYJ	38,285
11,100		Rautaruukki OYJ	324,458
7,100		Sampo OYJ	146,969
2,000		UPM-Kymmene OYJ	47,331

			2,399,640

		France: 3.9%
7,289		Accor SA	466,780
2,731		Air France-KLM	74,550
22,924	@	Alcatel SA	287,251
2,688	@,#	Atos Origin	141,324
23,797		AXA SA	885,098
3,563		BNP Paribas	378,845
10,951		Bouygues	576,948
2,029		Capgemini SA	111,277
5,424		Carrefour SA	334,854
2,366		Casino Guichard Perrachon SA	203,098
11,295		Cie de Saint-Gobain	837,961
1,489	#	Cie Generale D’Optique Essilor International SA	154,173
8,905		Compagnie Generale des Etablissements Michelin	604,800
17,329		Credit Agricole SA	704,160
10,057		Gaz de France	374,280
4,603		Groupe Danone	633,406
4,460		L’Oreal SA	467,009
1,682		Lafarge SA	216,847
2,124		Lagardere SCA	155,669
4,579		LVMH Moet Hennessy Louis Vuitton SA	471,690
1,522		M6-Metropole Television	47,524
966		PPR	133,378
1,227		Publicis Groupe	48,468
13,325		Sanofi-Aventis	1,196,739
7,583		Societe Generale	1,224,821
11,830		Suez SA	506,524
14,318		Technip SA	825,673
18,444		Total SA	1,245,484
1,033		Unibail	201,610
2,823		Veolia Environnement	158,347
17,037		Vivendi	585,714

			14,254,302

		Germany: 2.3%
4,460		Adidas AG	213,451
1,052		Allianz AG	178,807
2,814		Beiersdorf AG	156,107
2,484		Celesio AG	126,824
10,461		Deutsche Bank AG	1,195,781
9,353		Deutsche Lufthansa AG	185,221
4,623		Deutsche Post AG	117,086
35,004		Deutsche Telekom AG	512,091
1,938		EON AG	246,010
435		Fresenius Medical Care AG & Co. KGaA	57,345
19,321		Hochtief AG	1,097,817

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL ADVANTAGE AND
PREMIUM OPPORTUNITY FUND
AS OF AUGUST 31, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Germany (continued)
8,867	@	Infineon Technologies AG	$104,506
1,672		Merck KGaA	165,772
2,269		Metro AG	133,216
7,374		Muenchener Rueckversicherungs AG	1,108,656
10,103		Salzgitter AG	905,023
3,020		SAP AG	576,573
1,983		Siemens AG	168,474
14,961		ThyssenKrupp AG	508,977
2,541		TUI AG	49,849
5,543		Volkswagen AG	442,506
333		Wincor Nixdorf AG	46,500

			8,296,592

		Greece: 0.3%
1,530		Coca-Cola Hellenic Bottling Co. SA	50,412
5,728		Cosmote Mobile Telecommunications SA	133,153
11,686		EFG Eurobank Ergasias SA	353,307
3,352		Hellenic Petroleum SA	43,709
6,416		National Bank of Greece SA	265,018
3,700		OPAP SA	131,303
1,149		Titan Cement Co. SA	57,059

			1,033,961

		Hong Kong: 0.7%
63,000		Cathay Pacific Airways Ltd.	117,501
31,500		Esprit Holdings Ltd.	261,545
129,355		Hang Lung Properties Ltd.	275,571
32,096		Henderson Land Development Co., Ltd.	181,241
12,000		Hong Kong Exchanges and Clearing Ltd.	81,365
84,000		HongKong Electric Holdings	401,635
34,000		Hutchison Whampoa Ltd.	308,431
35,000		New World Development Ltd.	62,738
118,074		PCCW Ltd.	73,721
124,000		Sino Land Co.	208,988
11,000		Swire Pacific Ltd.	120,246
7,000		Television Broadcasts Ltd.	39,731
32,000		Wharf Holdings Ltd.	108,058
37,000		Wing Hang Bank Ltd.	355,454

			2,596,225

		Ireland: 0.5%
23,263		Allied Irish Banks PLC	607,489
8,023		CRH PLC	277,709
33,088		Depfa Bank PLC	617,575
2,597	@	Elan Corp. PLC	42,882
5,800	@	Grafton Group PLC	79,412
15,987		Independent News & Media PLC	50,732
4,065		Irish Life & Permanent PLC	104,634
5,960		Kerry Group PLC	132,810

			1,913,243

		Italy: 1.7%
3,132		Autogrill S.p.A.	47,460
3,801		Autostrade S.p.A.	107,713
32,282		Banca Fideuram S.p.A.	207,125
112,757		Banca Intesa S.p.A.	754,734
1,768		Banche Popolari Unite Scpa	49,923
162,799		Capitalia S.p.A.	1,420,050
33,967		ENI S.p.A.	1,038,581
8,212	@	Fiat S.p.A.	117,709
14,760		Fondiaria-Sai S.p.A.	624,724
1,858		Italcementi S.p.A.	45,827
1,203		Lottomatica S.p.A.	46,545
3,566		Luxottica Group S.p.A.	103,255
10,495		Mediaset S.p.A.	121,219
128,750		Pirelli & C S.p.A.	112,274
122,327		Seat Pagine Gialle S.p.A.	57,106
19,084		Telecom Italia S.p.A.	52,839
220,315		Telecom Italia RNC	541,848
224,662		Terna S.p.A.	639,636
5,961		UniCredito Italiano S.p.A.	47,502

			6,136,070

		Japan: 10.3%
1,020		Acom Co., Ltd.	45,517
400		Advantest Corp.	38,343
4,100		Aiful Corp.	163,718
22,700		Asahi Breweries Ltd.	332,686
63,000		Bridgestone Corp.	1,335,592
4,500		Canon, Inc.	223,552
28		Central Japan Railway Co.	302,479
16,300		Chugai Pharmaceutical Co., Ltd.	360,440
21,000		Dai Nippon Printing Co., Ltd.	312,015
97,000		Dainippon Screen Manufacturing Co., Ltd.	812,935
31,000		Daiwa Securities Group, Inc.	366,933
15,000		Denki Kagaku Kogyo K K	57,317
24		East Japan Railway Co.	176,848
9,000		Eisai Co., Ltd.	427,441
56,000		Fuji Electric Holdings Co., Ltd.	282,996
54,000		Fujitsu Ltd.	431,022
2,500		Hakuhodo DY Holdings, Inc.	166,994
3,400		Hikari Tsushin, Inc.	186,924
97,000		Hino Motors Ltd.	521,482
160,000		Hitachi Ltd.	1,012,693
11,400		Isetan Co., Ltd.	191,595
138		Japan Tobacco, Inc.	524,162
14,600		JFE Holdings, Inc.	592,303
11,000		Kajima Corp.	50,973
5,000		Kaneka Corp.	45,380
14,000		Kao Corp.	372,709
39,000		Kawasaki Kisen Kaisha Ltd.	252,782
13,000		Keisei Electric Railway Co., Ltd.	78,647
40		Keyence Corp.	9,198
28,000		Kintetsu Corp.	90,247
93,000		Kobe Steel Ltd.	295,942
1,400		Lawson, Inc.	48,765
18,800		Leopalace21 Corp.	663,493
24,300		Makita Corp.	711,934
7,000		Meiji Dairies Corp.	43,902
17		Millea Holdings, Inc.	311,540
60,000		Mitsubishi Chemical Holdings Corp.	392,739
11,000		Mitsubishi Materials Corp.	47,602
60		Mitsubishi UFJ Financial Group, Inc.	813,951
31,000		Mitsui Chemicals, Inc.	217,067
16,000		Mitsui Fudosan Co., Ltd.	356,820
40,000		Mitsui OSK Lines Ltd.	303,688
21,000		Mitsui Sumitomo Insurance Co., Ltd.	255,055
128,000		Mitsui Trust Holdings, Inc.	1,490,763
39		Mizuho Financial Group, Inc.	314,155
2,000		NGK Spark Plug Co., Ltd.	40,536
700		Nidec Corp.	50,546
34,000		Nikon Corp.	612,382
4,400		Nintendo Co., Ltd.	899,489
50		Nippon Paper Group, Inc.	185,316
124,000		Nippon Steel Corp.	516,009
210		Nippon Telegraph & Telephone Corp.	1,057,885
26,000		Nippon Yusen KK	160,565
212,000		Nishi-Nippon City Bank Ltd.	1,024,727
92,000		Nisshin Steel Co., Ltd.	274,742
2,200		Nomura Holdings, Inc.	42,210
170,000		Oki Electric Industry Ltd.	373,745
2,000		Olympus Corp.	59,136
1,180		ORIX Corp.	311,538
900		Promise Co., Ltd.	40,162
409		Resona Holdings, Inc.	1,282,614
7,700		Sankyo Co., Ltd	415,577
43,000		Sekisui Chemical Co., Ltd.	375,863

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL ADVANTAGE AND
PREMIUM OPPORTUNITY FUND
AS OF AUGUST 31, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Japan (continued)
1,400		Seven & I Holdings Co., Ltd.	$49,233
210,000		Shimizu Corp.	1,241,086
1,600		Shinko Electric Industries	46,263
107,000		Shinko Securities Co., Ltd.	429,938
34,800		Showa Shell Sekiyu KK	387,650
141,100	@	Sojitz Corp.	495,236
23,000		Sompo Japan Insurance, Inc.	302,679
3,600		Sumitomo Electric Industries Ltd.	46,302
44,000		Sumitomo Metal Industries Ltd.	180,273
9		Sumitomo Mitsui Financial Group, Inc.	100,937
6,500		Suzuken Co., Ltd.	242,065
433,000		Taisei Corp.	1,551,896
22,000		Takashimaya Co., Ltd.	275,975
15,500		Takeda Pharmaceutical Co., Ltd.	1,024,215
6,750		Takefuji Corp.	363,299
11,000		Tobu Railway Co., Ltd.	56,469
55,000		Tokyo Electric Power Co., Inc.	1,566,478
6,600		Tokyo Electron Ltd.	432,251
9,000		Tokyo Gas Co., Ltd.	47,741
1,300		Tokyo Seimitsu Co., Ltd.	62,430
9,000		Toppan Printing Co., Ltd.	101,640
87,000		Toshiba Corp.	617,082
142,000		Tosoh Corp.	540,245
147,000		Toyobo Co., Ltd.	389,040
24,200		Toyota Motor Corp.	1,307,815
2,000		Toyota Tsusho Corp.	52,444
18,000		Ube Industries Ltd. Japan	49,039
40,000		UNY Co., Ltd.	565,935
38		West Japan Railway Co.	161,963
50,900		Yamaha Motor Co., Ltd.	1,350,309

			37,794,309

		Netherlands: 3.0%
31,846		Aegon NV	569,042
10,751	@	ASML Holding NV	236,007
11,384		Buhrmann NV	154,961
1,409		Euronext NV	126,877
19,294		European Aeronautic Defence and Space Co. NV	582,243
32,616	@	Koninklijke Ahold NV	314,034
12,157		Koninklijke DSM NV	480,957
23,055		Koninklijke Philips Electronics NV	791,022
17,824		Mittal Steel Co. NV	604,463
981		Rodamco Europe NV	105,968
68,991		Royal Dutch Shell PLC — Class A	2,386,603
58,906		Royal Dutch Shell PLC — Class B	2,105,530
40,633		Royal KPN NV	501,736
5,357		SBM Offshore NV	146,743
8,842		TNT NV	332,598
44,077		Unilever NV	1,051,076
1,288		Wereldhave NV	135,277
15,672		Wolters Kluwer NV	396,407

			11,021,544

		New Zealand: 0.1%
15,695		Fletcher Building Ltd.	89,092
47,373		Telecom Corp. of New Zealand Ltd.	131,807

			220,899

		Norway: 0.3%
9,800	@	Acergy SA	174,604
480		Aker Kvaerner ASA	45,860
10,400		DNB NOR ASA	134,589
2,200		Norsk Hydro ASA	56,667
3,150		Orkla ASA	154,313
7,840	@	Petroleum Geo-Services ASA	408,467
1,550		Statoil ASA	41,849
11,400		Telenor ASA	144,370
5,300		Yara International ASA	78,237

			1,238,956

		Portugal: 0.1%
50,492		Banco Comercial Portugues SA	155,290
3,687		Banco Espirito Santo SA	56,629
27,874		Electricidade de Portugal SA	112,198
11,582		Portugal Telecom SGPS SA	145,567
29,425		Sonae SGPS SA	49,014

			518,698

		Singapore: 0.3%
58,000		CapitaLand Ltd.	175,121
95,000		ComfortDelgro Corp., Ltd.	90,458
80,000		Fraser and Neave Ltd.	201,998
7,000		Singapore Airlines Ltd.	58,687
22,000		Singapore Press Holdings Ltd.	55,591
95,000		Singapore Telecommunications Ltd.	150,117
50,000		United Overseas Bank Ltd.	495,319

			1,227,291

		Spain: 1.6%
4,734		Abertis Infraestructuras SA	115,584
2,522		Acerinox SA	47,506
4,085		Altadis SA	193,484
9,544		Banco Bilbao Vizcaya Argentaria SA	218,318
146,454		Banco Santander Central Hispano SA	2,274,697
30,087		Endesa SA	1,050,413
5,362		Fomento de Construcciones y Contratas SA	418,244
3,386		Inditex SA	152,595
1,119		Metrovacesa SA	105,906
12,643		Repsol YPF SA	363,755
58,978		Telefonica SA	1,012,421

			5,952,923

		Sweden: 1.0%
7,600		Atlas Copco AB	183,832
5,000		Castellum AB	53,807
3,700		Electrolux AB	57,215
5,000		Getinge AB	91,142
4,300		Kungsleden AB	41,670
1,250	@	Modern Times Group AB	65,153
8,850		Nobia AB	275,416
5,000		Scania AB	237,420
4,600		Securitas AB	80,993
3,600		SKF AB	51,551
7,200		Ssab Svenskt Stal AB	138,552
3,200		Svenska Cellulosa AB	137,096
28,300		Svenska Handelsbanken AB	738,307
5,200		Swedish Match AB	87,934
203,000		Telefonaktiebolaget LM Ericsson	676,750
31,000		TeliaSonera AB	191,798
2,200		Trelleborg AB	42,764
9,200		Volvo AB	524,110

			3,675,510

		Switzerland: 3.0%
3,001		Adecco SA	175,264
10,883		Ciba Specialty Chemicals AG	609,984
7,496		Compagnie Financiere Richemont AG	356,267
15,323		Credit Suisse Group	854,034
805		Kuehne & Nagel International AG	56,637
2,829	@	Logitech International SA	61,471
5,126		Nestle SA	1,761,145
17,681		Novartis AG	1,008,665
3,602		Phonak Holding AG	214,964
13,835		Roche Holding AG	2,549,122

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL ADVANTAGE AND
PREMIUM OPPORTUNITY FUND
AS OF AUGUST 31, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		Switzerland (continued)
8,991		Schindler Holding AG	$468,743
11,029		STMicroelectronics NV	181,766
1,383		Swatch Group AG	54,547
343		Swisscom AG	115,209
32,451		UBS AG	1,834,433
3,229		Zurich Financial Services AG	736,042

			11,038,293

		United Kingdom: 9.1%
74,649		Amvescap PLC	770,539
1,703		Anglo American PLC	73,686
33,775		AstraZeneca PLC	2,191,765
3,941		Aviva PLC	55,383
79,817		Barclays PLC	1,000,009
2,779		Barratt Developments PLC	52,571
22,846		Boots Group PLC	335,394
225,011		BP PLC	2,553,273
24,686		Brambles Industries PLC	216,365
17,479	@	British Airways PLC	136,697
15,482		British American Tobacco PLC	425,408
265,628		BT Group PLC	1,248,578
21,829		Cable & Wireless PLC	51,010
4,688		Cadbury Schweppes PLC	50,000
5,019		Carnival PLC	215,573
9,439		Carphone Warehouse Group PLC	50,501
9,147		Collins Stewart Tullett PLC	135,735
48,798		Corus Group PLC	364,321
3,462	@	CSR PLC	77,294
29,450		Davis Service Group PLC	271,668
50,463		DSG International PLC	197,070
11,868		EMI Group PLC	60,445
43,989		First Choice Holidays PLC	177,835
8,464		Firstgroup PLC	75,263
8,957		GKN PLC	52,008
48,184		GlaxoSmithKline PLC	1,366,987
29,201		Hammerson PLC	707,074
91,907		HBOS PLC	1,755,143
110,614		HSBC Holdings PLC	2,007,246
16,088		Intercontinental Hotels Group PLC	281,624
290,902		International Power PLC	1,758,982
23,316		Ladbrokes PLC	169,912
148,857		Legal & General Group PLC	372,789
44,466		LogicaCMG PLC	131,885
68,663		Marks & Spencer Group PLC	774,391
1,504		Next PLC	47,733
114,411		Old Mutual PLC	356,997
7,986		Reckitt Benckiser PLC	331,580
11,354		Resolution PLC	128,625
137,958		Rexam PLC	1,425,613
21,977		Rio Tinto PLC	1,108,724
274,531		Royal & Sun Alliance Insurance Group	723,898
72,456		Royal Bank of Scotland Group PLC	2,457,683
34,093		SABMiller PLC	671,626
55,939		Scottish & Newcastle PLC	586,261
15,057		Smith & Nephew PLC	130,608
11,447		Sportingbet PLC	55,217
45,478		Stagecoach Group PLC	100,405
48,487		Taylor Woodrow PLC	316,673
93,780		Tesco PLC	673,963
229,972		Tomkins PLC	1,246,839
1,857		Travis Perkins PLC	59,603
42,325		Unilever PLC	1,011,835
100,226		United Business Media PLC	1,177,689
358,562		Vodafone Group PLC	777,072

			33,553,068

		United States: 56.9%
12,900		3M Co.	924,930
26,000		Abbott Laboratories	1,266,200
35,700	@	Advanced Micro Devices, Inc.	892,143
37,600		Aetna, Inc.	1,401,352
14,500		Alcoa, Inc.	414,555
31,800		Allstate Corp.	1,842,492
33,200		Altria Group, Inc.	2,773,196
20,900		American Express Co.	1,098,086
42,400		American International Group, Inc.	2,705,968
17,400		AmerisourceBergen Corp.	768,384
18,800	@	Amgen, Inc.	1,277,084
35,100		Anheuser-Busch Cos., Inc.	1,733,238
11,500	@	Apollo Group, Inc.	577,415
14,100	@	Apple Computer, Inc.	956,685
34,900		Archer-Daniels-Midland Co.	1,436,833
180,600		AT&T, Inc.	5,622,078
18,400	@	Autodesk, Inc.	639,584
74,500		Bank of America Corp.	3,834,515
8,200		Bear Stearns Cos., Inc.	1,068,870
12,600		BellSouth Corp.	513,072
25,700		Best Buy Co., Inc.	1,207,900
8,500	@	Big Lots, Inc.	155,975
17,000	@	BMC Software, Inc.	452,540
30,300		Boeing Co.	2,269,470
15,300		Campbell Soup Co.	574,821
10,800		Caterpillar, Inc.	716,580
12,300		CBS Corp. — Class B	351,165
60,200		Chevron Corp.	3,876,880
25,800		Chubb Corp.	1,294,128
13,100		Circuit City Stores, Inc.	309,291
194,200	@	Cisco Systems, Inc.	4,270,458
81,200		Citigroup, Inc.	4,007,220
14,900	@	Citrix Systems, Inc.	457,132
30,400	@	Coach, Inc.	917,776
67,400		Coca-Cola Co.	3,020,194
31,900	@	Comcast Corp.	1,116,500
13,300		Comerica, Inc.	761,425
30,300	@	Compuware Corp.	230,280
48,300		ConocoPhillips	3,063,669
7,500	@	Cooper Industries Ltd.	614,100
26,100		Costco Wholesale Corp.	1,221,219
13,500	@	Coventry Health Care, Inc.	732,240
37,800	@	Dell, Inc.	852,390
7,000		Dominion Resources, Inc.	559,230
15,700		Dow Chemical Co.	598,641
25,000		Duke Energy Corp.	750,000
12,300		Eaton Corp.	817,950
15,500		EI DuPont de Nemours & Co.	619,535
19,700		Emerson Electric Co.	1,618,355
15,800		EOG Resources, Inc.	1,024,156
10,500		Equifax, Inc.	333,795
14,500		Exelon Corp.	884,210
11,300	@	Express Scripts, Inc.	950,104
128,400		ExxonMobil Corp.	8,688,828
15,800		Fannie Mae	831,870
34,900		Federated Department Stores, Inc.	1,325,502
27,500		FirstEnergy Corp.	1,569,150
32,300	@	Freescale Semiconductor, Inc.	998,393
21,600		General Dynamics Corp.	1,459,080
165,100		General Electric Co.	5,623,306
23,100		General Mills, Inc.	1,252,713
15,900		Goldman Sachs Group, Inc.	2,363,535
3,200	@	Google, Inc.	1,211,296
46,400		Halliburton Co.	1,513,568
5,300		Harman International Industries, Inc.	429,936
93,800		Hewlett-Packard Co.	3,429,328
31,700		Home Depot, Inc.	1,086,993
42,300		Honeywell International, Inc.	1,637,856
13,400	@	Hospira, Inc.	490,842
13,700	@	Humana, Inc.	834,741
94,500		Intel Corp.	1,846,530
25,300		International Business Machines Corp.	2,048,541
16,800		JC Penney Co., Inc.	1,059,072
48,400		Johnson & Johnson	3,129,544

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL ADVANTAGE AND
PREMIUM OPPORTUNITY FUND
AS OF AUGUST 31, 2006 (UNAUDITED) (CONTINUED)

Shares			Value

		United States (continued)
9,000		Jones Apparel Group, Inc.	$281,700
56,000		JPMorgan Chase & Co.	2,556,960
18,900	@	King Pharmaceuticals, Inc.	306,558
26,600		Lehman Brothers Holdings, Inc.	1,697,346
9,000	@	Lexmark International, Inc.	504,630
25,900		Limited Brands, Inc.	666,407
20,100		Lincoln National Corp.	1,220,070
18,900		Lockheed Martin Corp.	1,561,140
29,400		Loews Corp.	1,131,312
25,600		Lowe’s Cos., Inc.	692,736
32,800	@	LSI Logic Corp.	264,040
17,500		Marathon Oil Corp.	1,461,250
51,400		McDonald’s Corp.	1,845,260
22,500		McGraw-Hill Cos., Inc.	1,257,975
21,800		McKesson Corp.	1,107,440
73,400		Merck & Co., Inc.	2,976,370
15,400		Merrill Lynch & Co., Inc.	1,132,362
36,000		Metlife, Inc.	1,981,080
7,100		MGIC Investment Corp.	410,877
54,900		Micron Technology, Inc.	948,672
143,300		Microsoft Corp.	3,681,377
38,700		Morgan Stanley	2,546,073
98,200		Motorola, Inc.	2,295,916
35,400		National City Corp.	1,224,132
28,900		National Semiconductor Corp.	701,981
7,400		Newmont Mining Corp.	379,250
101,000		News Corp., Inc.	1,922,030
26,200		Norfolk Southern Corp.	1,119,526
21,100		Nucor Corp.	1,031,157
35,000		Occidental Petroleum Corp.	1,784,650
22,000	@	Office Depot, Inc.	810,480
12,300		Omnicom Group	1,075,266
62,500	@	Oracle Corp.	978,125
27,300		Paychex, Inc.	980,343
11,500		Pepsi Bottling Group, Inc.	402,615
50,500		PepsiCo, Inc.	3,296,640
117,600		Pfizer, Inc.	3,241,056
13,300		PPG Industries, Inc.	842,688
83,300		Procter & Gamble Co.	5,156,270
23,200		Prudential Financial, Inc.	1,703,112
27,400		Qualcomm, Inc.	1,032,158
28,000		Raytheon Co.	1,321,880
12,300		Rohm & Haas Co.	542,430
9,700		Safeco Corp.	559,787
18,400		Schlumberger Ltd.	1,127,920
8,300		Sherwin-Williams Co.	428,612
4,300		Snap-On, Inc.	187,910
56,500		Southwest Airlines Co.	978,580
50,500		Staples, Inc.	1,139,280
44,000	@	Starbucks Corp.	1,364,440
10,200		Sunoco, Inc.	733,482
13,100		Target Corp.	633,909
9,100		Temple-Inland, Inc.	405,132
67,200		Time Warner, Inc.	1,116,864
31,600		TXU Corp.	2,092,236
27,200	@	Unisys Corp.	145,520
10,200		United States Steel Corp.	593,334
16,300		United Technologies Corp.	1,022,173
51,000		UnitedHealth Group, Inc.	2,649,450
69,700		US BanCorp.	2,235,279
27,400		Valero Energy Corp.	1,572,760
10,750	@	Viacom Inc. — Class B	390,225
26,500		Wachovia Corp.	1,447,695
38,800		Wal-Mart Stores, Inc.	1,735,136
40,800		Walgreen Co.	2,017,968
32,800		Walt Disney Co.	972,520
8,700	@	Waters Corp.	371,055
26,900	@	WellPoint, Inc.	2,082,329
55,600		Wells Fargo & Co.	1,932,100
8,500		Wendy’s International, Inc.	543,150
22,500		Wyeth	1,095,750

			208,854,569

		Total Common Stock (Cost $341,956,129)	367,378,035

PREFERRED STOCK: 0.6%
		Germany: 0.6%
1,813		ProSieben SAT.1 Media AG	48,820
16,641		RWE AG	1,369,163
13,855		Volkswagen AG	782,453

			2,200,436

		Total Preferred Stock (Cost $1,708,681)	2,200,436

RIGHT: 0.0%
		Italy: 0.0%
3,801		Autotrade S.p.A.	5

		Total Right (Cost $— )	5

WARRANTS: 0.0%
		Switzerland: 0.0%
343		Swisscom AG	872

		Total Warrants (Cost $— )	872

		Total Long-Term Investments (Cost $343,664,810)	369,579,348

Principal
Amount		Value

SHORT-TERM INVESTMENT: 0.3%
	Repurchase Agreement: 0.3%
$932,000	Morgan Stanley Repurchase Agreement dated 08/31/06, 5.250%, due 09/01/06, $932,136 to be received upon repurchase (Collateralized by $1,985,000 Resolution Funding Corp, Discount Note, Market Value $950,716, due 01/15/21)	$932,000

	Total Short-Term Investment (Cost $932,000)	932,000

Total Investments in Securities (Cost $344,596,810)*	100.9%	$370,511,348
Other Assets and Liabilities-Net	(0.9)	(3,455,043)

Net Assets	100.0%	$367,056,305

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL ADVANTAGE AND
PREMIUM OPPORTUNITY FUND
AS OF AUGUST 31, 2006 (UNAUDITED) (CONTINUED)

Certain foreign securities have been fair valued in accordance with procedures approved by the Board of Directors/ Trustees (Note 2A)
@	Non-income producing security
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/ Trustees
*	Cost for federal income tax purposes is $344,917,316. Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$32,691,541
Gross Unrealized Depreciation	(7,097,509)

Net Unrealized Appreciation	$25,594,032

Percentage of
Industry	Net Assets

Advertising	0.4%
Aerospace/ Defense	2.2
Agriculture	1.5
Airlines	0.5
Apparel	0.4
Auto Manufacturers	1.1
Auto Parts & Equipment	0.6
Banks	11.2
Beverages	2.9
Biotechnology	0.4
Building Materials	0.6
Chemicals	1.5
Commercial Services	1.3
Computers	2.4
Cosmetics/ Personal Care	1.7
Distribution/ Wholesale	0.3
Diversified Financial Services	6.1
Electric	3.7
Electrical Components & Equipment	0.9
Electronics	0.6
Engineering & Construction	1.4
Entertainment	0.1
Equity Fund	0.8
Food	2.3
Forest Products & Paper	0.2
Gas	0.2
Hand/ Machine Tools	0.5
Healthcare — Products	1.1
Healthcare — Services	2.1
Holding Companies — Diversified	0.6
Home Builders	0.2
Home Furnishings	0.2
Household Products/ Wares	0.1
Insurance	5.5
Internet	0.3
Investment Companies	0.0
Iron/ Steel	2.0
Leisure Time	0.6
Lodging	0.2
Machinery — Construction & Mining	0.2
Media	2.7
Metal Fabricate/ Hardware	0.0
Mining	0.6
Miscellaneous Manufacturing	2.9
Office/ Business Equipment	0.1
Oil & Gas	9.0
Oil & Gas Services	1.1
Packaging & Containers	0.5
Pharmaceuticals	6.1
Real Estate	1.1
Real Estate Investment Trust	0.1
Retail	5.9
Semiconductors	1.8
Software	1.9
Telecommunications	6.5
Textiles	0.1
Toys/ Games/ Hobbies	0.2
Transportation	1.1
Water	0.0
Repurchase Agreement	0.3
Other Assets and Liabilities — Net	(0.9)

Total Net Assets	100.0%

No. of		Expiration	Strike	Premiums
Contracts		Date	Price/Rate	Received	Value

WRITTEN OPTIONS

Call Options Written
236,000	Nikkei 225 Index	09/01/06	15,480.00 JPY	$754,908	$(1,328,651)
6,400	Dow Jones Euro Stoxx 50	10/02/06	3,812.00 EUR	550,102	(502,835)
3,400	FTSE 100 Index	10/02/06	5,912.60 GBP	581,807	(490,466)
111,200	S&P 500® Index	10/02/06	1,303.82 USD	2,087,780	(2,383,795)

357,000	Total Premiums Received: $3,974,598			$3,974,597	$(4,705,747)

	Total Liabilities for Call Options Written: $4,705,747

At August 31, 2006 the following forward foreign currency contracts were outstanding for the Fund:

					Unrealized
		Settlement	In Exchange		Appreciation/
Currency	Buy/Sell	Date	For (USD)	Value	(Depreciation)

Australian Dollars
AUD 10,699,000	Sell	12/07/06	$8,152,638	$8,152,267	$371
Swiss Francs
CHF 13,225,000	Sell	12/07/06	10,810,038	10,852,382	(42,344)
EURO
EUR 44,840,000	Sell	12/07/06	57,641,820	57,771,516	(129,696)
Great British Pound Sterling
GBP 19,552,000	Sell	12/07/06	36,998,250	37,275,482	(277,232)
Japanese Yen
JPY 4,275,000,000	Sell	12/07/06	37,232,190	36,914,091	318,099

			$150,834,936	$150,965,738	$(130,802)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL ADVANTAGE AND
PREMIUM OPPORTUNITY FUND
AS OF AUGUST 31, 2006 (UNAUDITED) (CONTINUED)

Information concerning open futures contracts at August 31, 2006 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain (Loss)

S&P 500 Future	2	652,800	09/15/06	1,941

		$652,800		$1,941

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GLOBAL ADVANTAGE AND
PREMIUM OPPORTUNITY FUND
AS OF AUGUST 31, 2006 (UNAUDITED) (CONTINUED)

Supplemental Option Information

Supplemental Call Option Statistics as of August 31, 2006
% of Total Net Assets against which calls written	67%
Average Days to Expiration	24 days
Average Call Moneyness* at time written	ATM
Premium received for calls	$3,974,598
Value of calls	$4,705,747

*	“Moneyness” is the term used to describe the relationship between the price of the underlying asset and the option’s exercise or strike price. For example, a call (buy) option is considered “in-the-money” when the value of the underlying asset exceeds the strike price. Conversely, a put (sell) option is considered “in-the-money” when its strike price exceeds the value of the underlying asset. Options are characterized for the purpose of Moneyness as, “in-the-money” (“ITM”), “out-of-the-money” (“OTM”) or “at-the-money” (“ATM”), where the underlying asset value equals the strike price.

See Accompanying Notes to Financial Statements

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

JUNE 15, 2006 ANNUAL SHAREHOLDER MEETING

ING Global Advantage and Premium Opportunity Fund, Class I, II & III Trustees

1.	To elect twelve members of the Board of Trustees to represent the interests of the holders of Common Shares of the Fund until the election and qualification of their successors.

			Shares voted
		Shares	against or	Shares	Total
	Proposal	voted for	withheld	abstained	Shares Voted

Class I Trustees	R. Barbara Gitenstein	16,246,067.000	159,396.000	—	16,405,463.000
	Jock Patton	16,248,211.000	157,252.000	—	16,405,463.000
	David W.C. Putnam	16,248,720.000	156,743.000	—	16,405,463.000
	John G. Turner	16,245,620.000	159,843.000	—	16,405,463.000
Class II Trustees	John V. Boyer	16,248,852.000	156,611.000	—	16,405,463.000
	Patricia W. Chadwick	16,246,102.000	159,361.000	—	16,405,463.000
	Walter H. May	16,248,720.000	156,743.000	—	16,405,463.000
	Sheryl K. Pressler	16,247,752.000	157,711.000	—	16,405,463.000
Class III Trustees	J. Michael Earley	16,250,243.000	155,220.000	—	16,405,463.000
	Patrick W. Kenny	16,251,102.000	154,361.000	—	16,405,463.000
	Shaun P. Mathews	16,250,492.000	154,971.000	—	16,405,463.000
	Roger B. Vincent	16,252,102.000	153,361.000	—	16,405,463.000

See Accompanying Notes to Financial Statements

ADDITIONAL INFORMATION (UNAUDITED)

During the period, there were no material changes in the Fund’s investment objective or policies that were not approved by the shareholders or the Fund’s charter or by-laws or in the principal risk factors associated with investment in the Fund. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund’s portfolio.

Dividend Reinvestment Plan

Unless the registered owner of Common Shares elects to receive cash by contacting The Bank of New York (the “Plan Agent”), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days. If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the un-invested

ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

portion of the Dividend amount in Newly Issued Common Shares at the net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All questions concerning the Plan should be directed to the Fund’s Shareholder Service Department at 1-800-992-0180.

KEY FINANCIAL DATES — CALENDAR 2006 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE

March 22	March 29	April 17
June 21	July 3	July 17
September 20	October 2	October 16
December 20	December 27	January 15

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

Stock Data

The Fund’s common shares are traded on the NYSE (Symbol: IGA).

Repurchase of Securities by Closed-End Companies

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Number of Shareholders

The approximate number of record holders of Common Stock as of August 31, 2006 was 15, which does not include beneficial owners of shares held in the name of brokers of other nominees.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the Fund’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in

ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at 1-800-992-0180.

Certifications

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund submitted the Annual CEO Certification on June 19, 2006 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser
ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent

The Bank of New York
101 Barclay Street (11E)
New York, New York 10286

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Legal Counsel

Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

PRSAR-UIGA (0806-102606)

Item 2.  Code of Ethics.

Not required for semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.  Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6.  Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not required for semi-annual filing.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

None.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minium qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ James M. Hennessy

James M. Hennessy President and Chief Executive Officer

Date:	November 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy President and Chief Executive Officer

Date:	November 6, 2006

By	/s/ Todd Modic

Todd Modic Senior Vice President and Chief Financial Officer

Date:	November 6, 2006